Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses And Other Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities
10.
Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits from business partner	151,167	228,187
Fulfillment payable	96,668	102,509
Other tax payable	90,407	69,421
Operating lease liabilities - current	46,426	33,509
Collection on behalf of others	23,305	—
Others	41,516	31,497
Total	449,489	465,123